LIABILITIES FOR PENSION BENEFITS (Tables)	12 Months Ended
Dec. 31, 2015
Postemployment Benefits [Abstract]
Summary of Existing Pension Plans

The Company and its subsidiaries sponsor retirement benefit plans for their employees, provided that they elect to be part of such plan. The table below shows the existing pension plans at December 31, 2015.

Benefit plans	Sponsors	Manager
TCSPREV	Oi, Oi Móvel, BrT Multimídia and Oi Internet	FATL
BrTPREV	Oi, Oi Móvel, BrT Multimídia and Oi Internet	FATL
TelemarPrev	Oi, TMAR, Oi Móvel and Oi Internet	FATL
PBS-Telemar	TMAR	FATL
PAMEC	Oi	Oi
PBS-A	TMAR and Oi	Sistel
PBS-TNCP	Oi Móvel	Sistel
CELPREV	Oi Móvel	Sistel
PAMA	Oi and TMAR	Sistel

Summary of of Breakdown Pension Assets and Liabilities

The unfunded status are as follows:

	2015	2014
BrTPREV plan	399,754	473,554
PAMEC plan	2,585	2,981
Financial obligations - BrTPREV plan (i)	141,681

Total	544,020	476,535

Current	144,589	129,662
Non-current	399,431	346,873

(i)	Represented by the agreement of financial obligations, entered into by the Company and Fundação Atlântico intended for the payment of the mathematical provision without coverage by the plan’s assets. This obligation represents the additional commitment between the provision recognized pursuant to the actuarial assumptions and the financial obligations agreement calculated based on the laws applicable to close-end pension funds, regulated by PREVIC.

These assets are broken down as follows:

	2015	2014
TCSPREV plan	1,061,456	932,403
TelemarPrev plan	482,938	237,308
PBS – Telemar plan	33,477	10,104
Other	(47,924)	(74,734)

Total	1,529,947	1,105,081

Current	753	1,744
Non-current	1,529,194	1,103,337

Schedule of Change in Projected Benefit Obligation

Changes in the actuarial obligations, fair value of assets and amounts recognized in the balance sheet

	2015					2014
	TCSPREV	BrTPREV	TelemarPrev	PBS- Telemar	PAMEC	TCSPREV	BrTPREV	TelemarPrev	PBS- Telemar	PAMEC

Projected benefit obligation at the beginning of the year	502,433	2,023,849	2,885,744	247,833	2,981	481,055	1,941,701	2,722,980	235,884	3,418
Service cost	586	142	2,785	80		797	230	3,592	121
Interest cost	57,066	228,738	328,289	28,089	345	54,689	219,630	310,467	26,755	396
Benefits paid	(44,535)	(177,696)	(219,465)	(19,942)	(122)	(36,569)	(167,661)	(216,394)	(18,507)	(110)
Participant’s contributions				43					52
Changes in actuarial assumptions	(18,420)	(74,280)	(204,806)	(11,956)	(619)	2,461	29,949	65,099	3,528	(723)

Projected benefit obligation at the end of the year	497,130	2,000,753	2,792,547	244,147	2,585	502,433	2,023,849	2,885,744	247,833	2,981

	2015					2014
	TCSPREV	BrTPREV	TelemarPrev	PBS- Telemar	PAMEC	TCSPREV	BrTPREV	TelemarPrev	PBS- Telemar	PAMEC

Fair value of plan assets at the beginning of the year	1,434,836	1,550,295	3,123,052	257,937		1,442,657	1,301,556	3,204,535	264,224
Actual return on plan assets	168,285	88,465	371,898	39,516		28,748	293,096	134,911	12,091
Company’s contributions		139,935		71			123,304		77
Participant’s contributions				42					52
Benefits paid	(44,535)	(177,696)	(219,465)	(19,942)		(36,569)	(167,661)	(216,394)	(18,507)

Fair value of plan assets at the end of the year	1,558,586	1,600,999	3,275,485	277,624		1,434,836	1,550,295	3,123,052	257,937

	2015					2014
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC	TCSPREV	BrTPREV	TelemarPrev	PBS- Telemar	PAMEC

Funded (unfunded) status of plan	(1,061,456)	399,754	(482,938)	(33,477)	2,585	(932,403)	473,554	(237,308)	(10,104)	2,981

Schedule of Net Periodic Defined Beneift Pension Cost

Net periodic defined benefit pension cost for the years ended December 31, 2015, 2014 and 2013 includes the following:

	2015
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC
Net service cost	586	142	2,785	80
Interest cost	57,066	228,738	328,289	28,089	345
Expected return on plan assets	(162,701)	(180,363)	(356,313)	(29,293)
Amortization of net actuarial losses (gains)			47,438
Amortization of prior year service costs (gains)	(5,636)	1,552
Amortization of initial transition obligation			(4,203)

Net periodic pension cost (benefit)	(110,684)	50,069	17,996	(1,124)	345

	2014
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC
Net service cost	797	230	3,592	121
Interest cost	54,689	219,630	310,467	26,755	396
Expected return on plan assets	(150,078)	(151,143)	(367,435)	(30,117)
Amortization of net actuarial losses (gains)	(5,831)	6,940	9,131
Amortization of prior year service costs (gains)	(5,636)	1,552
Amortization of initial transition obligation			(4,202)

Net periodic pension cost (benefit)	(106,059)	77,209	(48,447)	(3,241)	396

	2013
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC
Net service cost	1,837	782	12,206	235
Interest cost	49,310	194,520	282,508	23,839	427
Expected return on plan assets	(145,230)	(130,340)	(305,649)	(27,942)
Amortization of net actuarial losses (gains)	(19,443)	23,698	30,174
Amortization of prior year service costs (gains)	(5,636)	1,552
Amortization of initial transition obligation			(4,203)

Net periodic pension cost (benefit)	(119,162)	90,212	15,036	(3,868)	427

The net periodic pension cost expected to be recognized in 2016 are as follows:

	2016
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC
Net service cost	551	154	2,042	78
Interest cost	62,214	249,319	350,701	30,475	330
Expected return on plan assets	(193,747)	(191,438)	(381,993)	(32,876)
Amortization of net actuarial losses (gains)			4,380
Amortization of prior year service costs (gains)	(5,636)	1,552
Amortization of initial transition obligation

Net periodic pension cost (benefit)	(136,618)	59,587	(24,870)	(2,323)	330

Summary of Acuarial Assumption

The following actuarial assumptions were used to determine the actuarial present value of the Company’s projected benefit obligation:

2015
		BrTPREV	TelemarPrev
		and	and
	TCSPREV	PAMEC	PBS-Telemar
Discount rate for determining projected benefit obligations	13.10%	13.10%	13.10%

Expected long-term rate of return on plan assets	13.10%	13.10%	13.10%
Annual salary increases	6.45%	7.08%	5.50%
Rate of compensation increase	5.50%	5.50%	5.50%
Inflation rate assumption used in the above	5.50%	5.50%	5.50%

	2014
		BrTPREV	TelemarPrev
		and	and
	TCSPREV	PAMEC	PBS-Telemar
Discount rate for determining projected benefit obligations	11.83%	11.83%	11.83%
Expected long-term rate of return on plan assets	11.83%	11.83%	11.83%
Annual salary increases	7.93%	7.93%	7.93%
Rate of compensation increase	5.50%	5.50%	5.50%
Inflation rate assumption used in the above	5.50%	5.50%	5.50%

	2013
		BrTPREV	TelemarPrev
		and	and PBS-
	TCSPREV	PAMEC	Telemar
Discount rate for determining projected benefit obligations	11.83%	11.83%	11.83%
Expected long-term rate of return on plan assets	11.83%	11.83%	11.83%
Annual salary increases	7.93%	7.93%	7.93%
Rate of compensation increase	5.50%	5.50%	5.50%
Inflation rate assumption used in the above	5.50%	5.50%	5.50%

Average Ceiling of Investment Permitted for Pension Funds

The average ceilings set for the different types of investment permitted for pension funds are as follows:

ASSET SEGMENT	TCSPREV	BrTPREV	PBS- Telemar	TelemarPrev
Fixed income	100.00%	100.00%	100.00%	100.00%
Variable income	17.00%	17.00%	10.00%	17.00%
Structured investments	20.00%	20.00%	20.00%	20.00%
Investments abroad	5.00%	5.00%	2.00%	5.00%
Real estate	8.00%	8.00%	8.00%	8.00%
Loans to participants	15.00%	15.00%	15.00%	15.00%

The allocation of plan assets as at December 31, 2015 is as follows:

ASSET SEGMENT	TCSPREV	BrTPREV	PBS- Telemar	TelemarPrev
Fixed income	84.25%	92.17%	88.01%	91.40%
Variable income	3.25%	1.32%	1.78%	2.21%
Equity securities	11.45%	5.21%	9.12%	5.08%
Real estate	0.72%	0.69%	0.74%	0.70%
Loans to participants	0.33%	0.62%	0.35%	0.61%
Total	100.00%	100.00%	100.00%	100.00%

Estimated Future Benefit Payments

The estimated benefit payments, which reflect future services, as appropriate, are expected to be paid as follows (unaudited):

	TCSPREV	BrTPREV	PBS-Telemar	TelemarPrev
2016	44,429	195,106	23,028	230,887
2017	46,725	203,295	24,131	244,260
2018	49,143	211,461	25,367	258,614
2019	51,562	219,708	26,650	272,844
2020	54,040	228,076	27,866	287,623
2021 until 2025	308,753	1,261,909	157,295	1,684,353